CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2020 CNY (¥) shares
Accounts receivable, allowance for doubtful accounts | ¥	¥ 118,724	¥ 12,949
Ordinary shares:
Treasury shares	0	8,149,626
Class A ordinary shares
Ordinary shares:
Shares authorized	470,000,000	470,000,000
Shares issued	195,493,754	220,505,115
Shares outstanding	195,493,754	220,505,115
Class B ordinary shares
Ordinary shares:
Shares authorized	30,000,000	30,000,000
Shares issued	13,300,738	13,300,738
Shares outstanding	13,300,738	13,300,738
VIE
Accounts receivable, allowance for doubtful accounts | ¥	¥ 118,724	¥ 12,949